PLAN DESCRIPTION (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025 USD ($) age loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum vesting age | age		65
Investment, percentage increment		1.00%
Fiserv, Inc. common stock
EBP, Description of Plan [Line Items]
Investment, maximum percentage of participant account balance,		25.00%
EBP 004
EBP, Description of Plan [Line Items]
Requisite service period		1 year
Participant contribution, pretax, minimum annual compensation to total compensation, percentage		1.00%
Pretax, maximum annual compensation to total compensation, percentage		75.00%
Automatic deferral rate, annual increase		1.00%
Vesting percentage		100.00%
Vesting period		2 years
Forfeited nonvested account		$ 3,160	$ 3,188
Forfeited nonvested account, decrease from employer contribution		3,188
Employer contributions, net of forfeitures		1,485	$ 1,116
Minimum borrowing, amount		1
Maximum borrowing, amount		$ 50
Maximum borrowing, to total account, percentage		50.00%
Basis spread on variable rate		2.00%
General loan, borrowing term		5 years
Primary residence, borrowing term		15 years
Note receivable from participant, number of loans per participant, maximum | loan		2
Benefit payment, election period		90 days
Administrative expenses		$ 1,366
EBP 004 | Subsequent Event
EBP, Description of Plan [Line Items]
Automatic deferral rate, annual increase	1.00%
EBP 004 | Tranche One
EBP, Description of Plan [Line Items]
Matching percentage		100.00%
Participant compensation matched, percentage		1.00%
EBP 004 | Tranche One | Subsequent Event
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	2.00%
EBP 004 | Tranche Two
EBP, Description of Plan [Line Items]
Matching percentage		50.00%
Participant compensation matched, percentage		4.00%
EBP 004 | Tranche Two | Subsequent Event
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	4.00%
EBP 004 | Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate		15.00%
Matching percentage	4.00%	3.00%
Participant loan, interest rate		10.50%
Involuntary cash-out limit		$ 7
EBP 004 | Maximum | Subsequent Event
EBP, Description of Plan [Line Items]
Automatic deferral rate	15.00%
EBP 004 | Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate		5.00%
Participant loan, interest rate		4.25%
Involuntary cash-out limit		$ 1
EBP 004 | Minimum | Subsequent Event
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%